Financial Information of Parent Company Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	89,018,518	95,237,174
Ordinary shares, shares outstanding	76,531,135	82,749,791
Treasury stock, shares	12,487,383	12,487,383
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	89,018,518	95,237,174
Ordinary shares, shares outstanding	76,531,135	82,749,791
Treasury stock, shares	12,487,383	12,487,383